Financial instruments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Line Items]
Trade and other current receivables	$ 365,206	$ 399,142
Non-current trade receivables	11,165	1,710
Trade and other receivables	376,371	400,852
Trade and other receivables [Member]
Financial instruments [Line Items]
Current trade receivables	313,265	367,583
Current prepayments	19,900	20,309
Other current receivables	32,041	11,250
Trade and other current receivables	365,206	399,142
Non-current trade receivables	0	0
Non-current prepayments	0	0
Other non-current receivables	11,165	1,710
Trade and other non-current receivables	11,165	1,710
Trade receivables	313,265	367,583
Prepayments	19,900	20,309
Other Receivables	43,206	12,960
Trade and other receivables	$ 376,371	$ 400,852